Net defined benefit assets (liabilities) - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Total expected payments	$ 42,451	$ 38,860
Up to one year
Disclosure of defined benefit plans [line items]
Total expected payments	5,532	4,271
One to five years
Disclosure of defined benefit plans [line items]
Total expected payments	13,777	13,301
Over five years
Disclosure of defined benefit plans [line items]
Total expected payments	$ 23,142	$ 21,288